Other Noncurrent Liabilities	12 Months Ended
Sep. 30, 2013
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

Note 14 — Other Noncurrent Liabilities

Other noncurrent liabilities consists of the following:

	As of September 30,
	2013	2012
Accrued employees costs(1)	$210,335	$180,563
Noncurrent deferred revenue	22,641	30,988
Accrued pension liability(2)	16,189	21,373
Other	11,644	11,744

	$260,809	$244,668

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 17 to the consolidated financial statements.
(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 17 to the consolidated financial statements.